Employees - Summary of Status of Share Options, Related Changes and Share Award Value Information (Details) - Hindustan Unilever Limited, share options	2 Months Ended	12 Months Ended
	Feb. 20, 2026 shares	Dec. 31, 2025	Dec. 31, 2025 share	Dec. 31, 2025 € / shares	Dec. 31, 2024 share € / shares
Disclosure of Share Based Compensation Plans [Line Items]
Number of share options at beginning of period (in shares)	348,710		181,138		0
Awarded (in shares) | share			221,727		196,994
Vested (in shares) | share			0		0
Forfeited (in shares) | share			(54,155)		(15,856)
Number of share options at end of period (in shares)			348,710		181,138
Weighted average exercise price beginning of period (in € per share)				€ 0.01	€ 0.00
Weighted average exercise price of share options awarded (in € per share)				0.01	0.01
Weighted average exercise price of share options vested (in € per share)				0.00	0.00
Weighted average exercise price of share options forfeited (in € per share)				0.01	0.01
Weighted average exercise price at end of period (in € per share)				€ 0.01	€ 0.01
Weighted average remaining contractual life of outstanding share options		20 months			25 months